Related-Party Transactions - Summary of Affiliate Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Related Party Transactions [Abstract]
Accounts receivable - affiliate	$ 55,068	[1]	$ 28,610	[1]
Due to related parties	33,342	[1]	22,177	[1]
Sunrise Merger consideration due to EQT (Note 2)	0	[1]	110,000	[1]
Capital lease obligation, including current portion	$ 147,588		$ 135,238

[1]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.